Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities
Accrued payroll	$ 1,001	$ 1,008
Accrued interest	11,873	2,137
Accrued dry-docking expenses	280	2,177
Accrued expenses	7,692	5,638
Total	$ 20,846	$ 10,960